Long-Term Investments, Net (Details) - Schedule of investment income is recorded as other income - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investment Income is Recorded as Other Income in the Company Consolidated Statements of Operations [Abstract]
Unrealized gain from the changes in fair value – Investment C	$ 266	$ 2,148,935	$ 5,330,652	$ 12,398,717
Realized gain from sale of Investment C	1,541,736			139,122,485
Unrealized losses (including impairment) – Investment F	(427,652)		(6,898,549)
Dividend income	608,714		1,154,749
Investment income, net	$ 1,723,064	$ 2,148,935	$ (8,937,431)	$ 130,255,232